CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 47,844	$ 14,570	$ (7,869)	$ 57	$ 54,602
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2019	23,922,000
Net income			46		46
Other comprehensive loss, net of tax				603	603
Ending balance, value at Mar. 31, 2020	$ 47,844	14,570	(7,823)	660	55,251
Common Stock, Shares, Outstanding, Ending Balance at Mar. 31, 2020	23,922,000
Beginning balance, value at Dec. 31, 2020	$ 47,844	14,570	(4,979)	742	$ 58,177
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2020	23,922,000				23,922,086
Net income			1,585		$ 1,585
Other comprehensive loss, net of tax				(415)	(415)
Ending balance, value at Mar. 31, 2021	$ 47,844	$ 14,570	$ (3,394)	$ 327	$ 59,347
Common Stock, Shares, Outstanding, Ending Balance at Mar. 31, 2021	23,922,000				23,922,086